Stock Option Plans - Stock Option Activity and Related Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Options [Line Items]
Shares Under Option, Beginning balance	9.0	10.6	12.5	13.4
Shares Under Option, Granted	1.7	1.4	0.9	0.9
Shares Under Option, Exercised	(1.0)	(2.8)	(2.6)	(1.5)
Shares Under Option, Forfeited or canceled		(0.2)	(0.2)	(0.3)
Shares Under Option, Ending balance	9.7	9.0	10.6	12.5
Shares Under Option, Exercisable at end of period	5.1	5.1	6.8	8.2
Shares Under Option, Ending vested and expected to vest	9.5	8.9	10.5	12.5
Weighted Average Exercise Price, Beginning balance	$ 28.80	$ 27.20	$ 26.71	$ 26.26
Weighted Average Exercise Price, Granted	$ 39.17	$ 35.71	$ 30.95	$ 24.24
Weighted Average Exercise Price, Exercised	$ 26.87	$ 26.14	$ 25.87	$ 20.75
Weighted Average Exercise Price, Forfeited or canceled		$ 29.46	$ 29.03	$ 28.52
Weighted Average Exercised Price, Ending balance	$ 30.77	$ 28.80	$ 27.20	$ 26.71
Weighted Average Exercise Price, Exercisable at end of period	$ 27.54	$ 27.50	$ 27.10	$ 26.92
Weighted Average Exercise price, Ending vested and expected to vest	$ 30.68	$ 28.76	$ 27.20	$ 26.71
Weighted Average Remaining Contractual Term (in years), Ending balance	3 years 11 months 23 days	3 years 4 months 28 days	3 years 5 months 1 day	3 years 8 months 5 days
Weighted Average Remaining Contractual Term (in years), Exercisable at end of period	2 years 6 months 26 days	2 years 6 months 7 days	2 years 9 months 29 days	3 years 1 month 2 days
Weighted Average Remaining Contractual Term (in years), Ending vested and expected to vested	3 years 11 months 12 days	3 years 4 months 21 days	3 years 4 months 28 days	3 years 8 months 1 day
Aggregate Intrinsic Value, Ending Balance	$ 102.0	$ 53.9	$ 66.3	$ 33.4
Aggregate Intrinsic Value, Exercisable at end of period	70.2	36.3	43.2	20.8
Aggregate Intrinsic Value, Ending vested and expected to vest	$ 101.4	$ 53.8	$ 66.1	$ 33.2